OMB APPROVAL
OMB Number: 3235-0582
Expires: March 31, 2018
Estimated average burden hours per response 7.2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22467

Kayne Anderson Midstream/Energy Fund, Inc.
(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

Michael O’Neil
KA Fund Advisors, LLC

1800 Avenue of the Stars, Third Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 282-7905

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2016 – June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kayne Anderson Midstream/Energy Fund, Inc.

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy, Chairman and Chief Executive Officer

Date	August 10, 2017

*	Print the name and title of each signing officer under his or her signature.

Kayne Anderson Midstream/Energy Fund Inc.
Proxy Voting Record
Date of reporting period: July 1, 2016 - June 30, 2017

Issuer	Symbol	CUSIP	Meeting Date		Matter:	(S)hareholder	Vote Cast?	How Voted	For/Against Mgmt
KNOT OFFSHORE PARTNERS LP (KNOP)	KNOP	Y48125101	08/10/16	1	TO ELECT:	I	YES	FOR	FOR
SIMON BIRD AS A CLASS III DIRECTOR OF KNOT OFFSHORE PARTNERS LP, WHOSE TERM WILL EXPIRE AT THE 2020 ANNUAL MEETING OF LIMITED PARTNERS.

					NORWEGIAN TAX RESIDENCY	I	YES	AGAINST	N/A

(PROXIES WITH NO SELECTION WILL NOT BE COUNTED). IF THE UNITS BEING VOTED ARE HELD BY A PERSON THAT IS A RESIDENT OF NORWAY FOR PURPOSES OF THE TAX ACT ON INCOME AND WEALTH, PLEASE SELECT "YES." IF THE UNITS BEING VOTED ARE NOT HELD BY A PERSON THAT IS A RESIDENT OF NORWAY FOR PURPOSES OF THE TAX ACT ON INCOME AND WEALTH, PLEASE SELECT "NO." MARK "FOR" = YES OR "AGAINST" = NO.

GOLAR LNG PARTNERS LP	GMLP	Y2745C102	9/28/16	1	TO ELECT:	I	YES	FOR	FOR
ALF C. THORKILDSEN AS A CLASS I DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2019 ANNUAL MEETING OF LIMITED PARTNERS.

GOODRICH PETROLEUM CORPORATION	GDPM	382410AL2	09/21/16	1	THE PLAN:	I	YES	FOR	FOR
(CLASS 4 SECOND LIEN NOTES CLAIM) SELECT "FOR" TO ACCEPT THE PLAN AND "AGAINST" TO REJECT THE PLAN

				2	OPT OUT:	I	YES	FOR	FOR
OF THE RELEASES IN ARTICLE XII (SELECT "FOR" TO OPT OUT AND "ABSTAIN" IF YOU DO NOT WANT TO OPT OUT)

SEMGROUP CORPORATION	SEMG	81663A105	9/29/16	1	TO APPROVE:	I	YES	FOR	FOR
THE ISSUANCE OF CLASS A COMMON STOCK PURSUANT TO THE TERMS OF THE MERGER AGREEMENT IN CONNECTION WITH THE MERGER.

				2	TO APPROVE:	I	YES	FOR	FOR
THE ADJOURNMENT OF THE SEMGROUP SPECIAL MEETING, FROM TIME TO TIME, IF NECESSARY OR APPROPRIATE TO SOLICIT ADDITIONAL PROXIES.

TESORO LOGISTICS LP	TLLP	88160T107	10/4/16	1	TO APPROVE:	I	YES	FOR	FOR
THE AMENDMENT AND RESTATEMENT OF THE PARTNERSHIP'S 2011 LONG-TERM INCENTIVE PLAN (THE "LTIP PROPOSAL").

				2	TO APPROVE:	I	YES	FOR	FOR

THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE LTIP PROPOSAL (THE "ADJOURNMENT PROPOSAL").

HOEGH LNG PARTNERS LP	HMLP	Y3262R100	10/19/16	1	TO ELECT:	I	YES	FOR	FOR
ROBERT SHAW AS A CLASS II DIRECTOR OF HOEGH LNG PARTNERS LP, WHOSE TERM WILL EXPIRE AT THE 2020 ANNUAL MEETING OF LIMITED PARTNERS.

PLAINS GP HOLDINGS, L.P.	PAGP	72651A108	11/15/16	1	PROPOSAL TO:	I	YES	FOR	FOR

APPROVE THE SIMPLIFICATION AGREEMENT, DATED AS OF JULY 11, 2016, BY AND AMONG PLAINS GP HOLDINGS, L.P., PAA GP HOLDINGS LLC, PLAINS AAP, L.P., PLAINS ALL AMERICAN GP LLC, PLAINS ALL AMERICAN PIPELINE, L.P., AND PAA GP LLC, AND THE TRANSACTIONS CONTEMPLATED BY THE SIMPLIFICATION AGREEMENT.

				2	PROPOSAL TO:	I	YES	FOR	FOR
APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, AT THE DISCRETION OF OUR GENERAL PARTNER, TO SOLICIT ADDITIONAL PROXIES TO APPROVE THE SIMPLIFICATION PROPOSAL.

DYNAGAS LNG PARTNERS LP	DLNG	Y2188B108	11/22/16	1	TO ELECT:	I	YES	FOR	FOR
ALEXIOS RODOPOULOS AS A CLASS II DIRECTOR TO SERVE FOR A THREE-YEAR TERM UNTIL THE 2019 ANNUAL MEETING OF LIMITED PARTNERS

				2	TO APPROVE:	I	YES	FOR	FOR
THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A. AS THE PARTNERSHIP'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016

THE WILLIAMS COMPANIES, INC.	WMB	969457100	11/23/16	1A	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
ALAN S. ARMSTRONG

				1B	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
STEPHEN W. BERGSTROM

				1C	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
STEPHEN I. CHAZEN

				1D	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
KATHLEEN B. COOPER

				1E	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
PETER A. RAGAUSS

				1F	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
SCOTT D. SHEFFIELD

				1G	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MURRAY D. SMITH

				1H	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
WILLIAM H. SPENCE

				1I	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JANICE D. STONEY

				2	RATIFCATION:	I	YES	FOR	FOR
OF ERNST & YOUNG LLP AS AUDITORS FOR 2016.

				3	APPROVAL:	I	YES	FOR	FOR
BY NONBINDING ADVISORY VOTE, OF THE COMPANY'S EXECUTIVE COMPENSATION.

SPECTRA ENERGY CORP	SE	847560109	12/15/16	1	TO CONSIDER AND VOTE ON A PROPOSAL:	I	YES	FOR	FOR

(WHICH WE REFER TO AS THE "MERGER PROPOSAL") TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF SEPTEMBER 5, 2016 (WHICH, AS MAY BE AMENDED, WE REFER TO AS THE "MERGER AGREEMENT"), AMONG SPECTRA ENERGY, ENBRIDGE INC., A CANADIAN CORPORATION (WHICH WE REFER TO AS "ENBRIDGE"), AND SAND MERGER SUB, INC., A DELAWARE CORPORATION AND A DIRECT WHOLLY OWNED SUBSIDIARY OF ENBRIDGE (WHICH WE REFER TO AS "MERGER SUB"), PURSUANT TO WHICH, AMONG OTHER ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

				2	TO CONSIDER AND VOTE ON A PROPOSAL:	I	YES	FOR	FOR

(WHICH WE REFER TO AS THE "ADVISORY COMPENSATION PROPOSAL") TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, CERTAIN SPECIFIED COMPENSATION THAT WILL OR MAY BE PAID BY SPECTRA ENERGY TO ITS NAMED EXECUTIVE OFFICERS THAT IS BASED ON OR OTHERWISE RELATES TO THE MERGER.

ENBRIDGE INC.	ENB	29250N105	12/15/16	1	VOTE:	I	YES	FOR	FOR

VOTE ON AN ORDINARY RESOLUTION AUTHORIZING AND APPROVING THE ISSUANCE BY ENBRIDGE OF SUCH NUMBER OF COMMON SHARES IN THE CAPITAL OF ENBRIDGE AS SHALL BE NECESSARY PURSUANT TO THE TERMS OF THE AGREEMENT AND PLAN OF MERGER DATED AS OF SEPTEMBER 5, 2016 (THE "MERGER AGREEMENT") AMONG ENBRIDGE, SAND MERGER SUB, INC., A DIRECT WHOLLY-OWNED SUBSIDIARY OF ENBRIDGE, AND SPECTRA ENERGY CORP. THE FULL TEXT OF THE RESOLUTION AUTHORIZING AND APPROVING THE ISSUANCE OF COMMON SHARES IS SET OUT IN OUR MANAGEMENT INFORMATION CIRCULAR FOR OUR SPECIAL MEETING OF SHAREHOLDERS.

				2	VOTE:	I	YES	FOR	FOR

ON AN ORDINARY RESOLUTION RATIFYING, CONFIRMING AND APPROVING CERTAIN AMENDMENTS TO GENERAL BY-LAW NO. 1 OF ENBRIDGE, WHICH AMENDMENTS ARE CONDITIONAL UPON THE COMPLETION OF THE MERGER WITH SPECTRA ENERGY CORP, PURSUANT TO THE TERMS OF THE MERGER AGREEMENT. THE FULL TEXT OF THE RESOLUTION APPROVING THE AMENDMENT TO OUR BY-LAWS IS SET OUT IN OUR MANAGEMENT INFORMATION CIRCULAR FOR OUR SPECIAL MEETING OF SHAREHOLDERS.

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	4/20/17	1	ELECTION OF DIRECTOR:
					LORI A. GOBILLOT	I	YES	FOR	FOR
					EDWARD J. GUAY	I	YES	FOR	FOR
					MICHAEL N. MEARS	I	YES	FOR	FOR
					JAMES R. MONTAGUE	I	YES	FOR	FOR

				2	ADVISORY RESOLUTION:	I	YES	FOR	FOR
TO APPROVE EXECUTIVE COMPENSATION

				3	ADVISORY RESOLUTION:
					TO APPROVE EXECUTIVE COMPENSATION VOTE FREQUENCY	I	YES	I YEAR	FOR

				4	RATIFICATION OF:	I	YES	FOR	FOR
APPOINTMENT OF INDEPENDENT AUDITOR

GASLOG PARTNERS LP	GLOP	Y2687W108	5/4/17	1	TO ELECT:	I	YES	FOR	FOR
PAMELA M. GIBSON AS A CLASS II DIRECTOR TO SERVE FOR A THREE-YEAR TERM UNTIL THE 2020 ANNUAL MEETING OR UNTIL HER SUCCESSOR HAS BEEN ELECTED OR APPOINTED.

				2	TO RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF DELOITTE LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.

ENERGY TRANSFER PARTNERS, L.P.	ETP	29273R109	4/26/17	1	TO CONSIDER AND VOTE:	I	ABSTAIN	ABSTAIN	ABSTAIN

ON A PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 20, 2016, AS AMENDED BY AMENDMENT NO. 1 THERETO, DATED AS OF DECEMBER 16, 2016, BY AND AMONG SUNOCO LOGISTICS PARTNERS L.P. ("SLX"), SUNOCO PARTNERS LLC, THE GENERAL PARTNER OF SXL, SXL ACQUISTION SUB ... (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL)

				2	TO CONSIDER AND VOTE:	I	ABSTAIN	ABSTAIN	ABSTAIN

ON A PROPOSAL TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE AGREEMENT AND PLAN OF MERGER, AS AMENDED, AND THE TRANSACTIONS CONTEMPLAGED THERE BY AT THE TIME OF THE SPECIAL MEETING.

				3	TO CONSIDER AND VOTE:	I	ABSTAIN	ABSTAIN	ABSTAIN
ON A PROPOSAL TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, THE PAYMENTS THAT WILL OR MAY BE PAID BY ETP TO ITS NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.

TRANSCANADA CORPORATION	TRP	89353D107	05/05/17	1	DIRECTOR:
					KEVIN E. BENSON	I	YES	FOR	FOR
					DEREK H. BURNEY	I	YES	FOR	FOR
					STÉPHAN CRÉTIER	I	YES	FOR	FOR
					RUSSELL K. GIRLING	I	YES	FOR	FOR
					S. BARRY JACKSON	I	YES	FOR	FOR
					JOHN E. LOWE	I	YES	FOR	FOR
					PAULA ROSPUT REYNOLDS	I	YES	FOR	FOR
					MARY PAT SALOMONE	I	YES	FOR	FOR
					INDIRA V. SAMARASEKERA	I	YES	FOR	FOR
					D. MICHAEL G. STEWART	I	YES	FOR	FOR
					SIIM A. VANASELJA	I	YES	FOR	FOR
					RICHARD E. WAUGH	I	YES	FOR	FOR

				2	RESOLUTION TO:	I	YES	FOR	FOR
APPOINT KPMG LLP, CHARTERED PROFESSIONAL ACCOUNTANTS AS AUDITORS AND AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION.

				3	RESOLUTION TO:	I	YES	FOR	FOR
ACCEPT TRANSCANADA'S APPROACH TO EXECUTIVE COMPENSATION, AS DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR.

KINDER MORGAN, INC.	KMI	49456B101	5/10/17		ELECTION OF DIRECTOR:
				1A	RICHARD D. KINDER	I	YES	FOR	FOR
				1B	STEVEN J. KEAN	I	YES	FOR	FOR
				1C	KIMBERLY A. DANG	I	YES	FOR	FOR
				1D	TED A. GARDNER	I	YES	FOR	FOR
				1E	ANTHONY W. HALL, JR.	I	YES	FOR	FOR
				1F	GARY L. HULTQUIST	I	YES	FOR	FOR
				1G	RONALD L. KUEHN, JR.	I	YES	FOR	FOR
				1H	DEBORAH A. MACDONALD	I	YES	FOR	FOR
				1I	MICHAEL C. MORGAN	I	YES	FOR	FOR
				1J	ARTHUR C. REICHSTETTER	I	YES	FOR	FOR
				1K	FAYEZ SAROFIM	I	YES	FOR	FOR
				1L	C. PARK SHAPER	I	YES	FOR	FOR
				1M	WILLIAM A. SMITH	I	YES	FOR	FOR
				1N	JOEL V. STAFF	I	YES	FOR	FOR
				1O	ROBERT F. VAGT	I	YES	FOR	FOR
				1P	PERRY M. WAUGHTAL	I	YES	FOR	FOR

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017

				3	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO A PROXY ACCESS BYLAW

				4	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO A REPORT ON METHANE EMISSIONS

				5	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO AN ANNUAL SUSTAINABILITY REPORT

				6	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO AN ASSESSMENT OF THE MEDIUM- AND LONG-TERM PORTFOLIO IMPACTS OF TECHNOLOGICAL ADVANCES AND GLOBAL CLIMATE CHANGE POLICIES

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	05/17/17	1	ELECTION OF DIRECTOR:
					NORMAN H. BROWN, JR.	I	YES	FOR	FOR
					GEORGE W. CARMANY, III	I	YES	FOR	FOR
					RONALD KIRK	I	YES	FOR	FOR
					H.E. (JACK) LENTZ	I	YES	FOR	FOR
					OUMA SANANIKONE	I	YES	FOR	FOR

				2	THE RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF KPMG LLP AS OUR INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017

				3	THE APPROVAL:
					ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.	I	YES	FOR	FOR

				4	THE APPROVAL:	I	YES	1 YEAR	FOR
ON AN ADVISORY BASIS, OF THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.

ENBRIDGE INC.	ENB	29250N105	05/11/17	1	DIRECTOR:
					PAMELA L. CARTER	I	YES	FOR	FOR
					CLARENCE P. CAZALOT,JR.	I	YES	FOR	FOR
					MARCEL R. COUTU	I	YES	FOR	FOR
					GREGORY L. EBEL	I	YES	FOR	FOR
					J. HERB ENGLAND	I	YES	FOR	FOR
					CHARLES W. FISCHER	I	YES	FOR	FOR
					V.M. KEMPSTON DARKES	I	YES	FOR	FOR
					MICHAEL MCSHANE	I	YES	FOR	FOR
					AL MONACO	I	YES	FOR	FOR
					MICHAEL E.J. PHELPS	I	YES	FOR	FOR
					REBECCA B. ROBERTS	I	YES	FOR	FOR
					DAN C. TUTCHER	I	YES	FOR	FOR
					CATHERINE L. WILLIAMS	I	YES	FOR	FOR

				2	APPOINT:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS LLP AS AUDITORS.

				3	AMEND:
					CONTINUE AND APPROVE OUR SHAREHOLDER RIGHTS PLAN.	I	YES	FOR	FOR

				4	VOTE ON:	I	YES	FOR	FOR
OUR APPROACH TO EXECUTIVE COMPENSATION. WHILE THIS VOTE IS NON-BINDING, IT GIVES SHAREHOLDERS AN OPPORTUNITY TO PROVIDE IMPORTANT INPUT TO OUR BOARD.

				5	VOTE ON:	S	YES	AGAINST	FOR

THE SHAREHOLDER PROPOSAL SET OUT IN APPENDIX B TO OUR MANAGEMENT INFORMATION CIRCULAR DATED MARCH 13, 2017 REGARDING REPORTING ON THE DUE DILIGENCE PROCESS USED BY ENBRIDGE TO IDENTIFY AND ADDRESS SOCIAL AND ENVIRONMENTAL RISKS WHEN REVIEWING POTENTIAL ACQUISITIONS.

THE WILLIAMS COMPANIES, INC.	WMB	969457100	05/18/17		ELECTION OF DIRECTOR:
				1A	ALAN S. ARMSTRONG	I	YES	FOR	FOR
				1B	STEPHEN W. BERGSTROM	I	YES	FOR	FOR
				1C	STEPHEN I. CHAZEN	I	YES	FOR	FOR
				1D	CHARLES I. COGUT	I	YES	FOR	FOR
				1E	KATHLEEN B. COOPER	I	YES	FOR	FOR
				1F	MICHAEL A. CREEL	I	YES	FOR	FOR
				1G	PETER A. RAGAUSS	I	YES	FOR	FOR
				1H	SCOTT D. SHEFFIELD	I	YES	FOR	FOR
				1I	MURRAY D. SMITH	I	YES	FOR	FOR
				1J	WILLIAM H. SPENCE	I	YES	FOR	FOR
				1K	JANICE D. STONEY	I	YES	FOR	FOR

				2	RATIFICATION OF:	I	YES	FOR	FOR
ERNST & YOUNG LLP AS AUDITORS FOR 2017.

				3	APPROVAL BY:	I	YES	FOR	FOR
NONBINDING ADVISORY VOTE, OF THE COMPANY'S EXECUTIVE COMPENSATION

				4	AN ADVISORY VOTE ON:	I	YES	1 YEAR	FOR
THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION

TARGA RESOURCES CORP.	TRGP	87612G101	05/22/17	1A	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
CHARLES R. CRISP

				1B	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
LAURA C. FULTON

				1C	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MICHAEL A. HEIM

				1D	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JAMES. W. WHALEN

				2	RATIFICATION OF:	I	YES	FOR	FOR
SELECTION OF INDEPENDENT ACCOUNTANTS

				3	ADVISORY VOTE:	I	YES	FOR	FOR
ON EXECUTIVE COMPENSATION

				4	ADVISORY VOTE:	I	YES	1 YEAR	FOR
ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION

				5	ADOPTIION OF:	I	YES	FOR	FOR
THE AMENDED AND RESTATED TARGA RESOURCES CORP. 2010 STOCK INCENTIVE PLAN

				6	ISSUANCE OF:	I	YES	FOR	FOR
SHARES OF COMMON STOCK UPON CONVERSION OF SERIES A PREFERRED STOCK AND EXERCISE OF WARRANTS

ONEOK, INC.	OKE	682680103	05/24/17	1A	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
BRIAN L. DERKSEN

				1B	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JULIE H. EDWARDS

				1C	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JOHN W. GIBSON

				1D	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
RANDALL J. LARSON

				1E	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
STEVEN J. MALCOLM

				1F	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
KEVIN S. MCCARTHY

				1G	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JIM W. MOGG

				1H	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
PATTYE L. MOORE

				1I	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
GARY D. PARKER

				1J	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
EDUARDO A. RODRIGUEZ

				1K	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
TERRY K. SPENCER

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS ONEOK, INC.'S INDEPENDENT AUDITOR FOR YEAR ENDING DEC 31 2017.

				3	AN ADVISORY VOTE:	I	YES	FOR	FOR
TO APPROVE ONEOK, INC.'S EXECUTIVE COMPENSATION.

				4	AN ADVISORY VOTE:	I	YES	1 YEAR	FOR
ON THE FREQUENCY OF HOLDING THE ADVISORY SHAREHOLDER VOTE ON ONEOK'S EXECUTIVE COMPENSATION.

SEMGROUP CORPORATION	SEMG	81663A105	05/17/17	1	DIRECTOR:
					RONALD A. BALLSCHMIEDE	I	YES	FOR	FOR
					SARAH M. BARPOULIS	I	YES	FOR	FOR
					CARLIN G. CONNER	I	YES	FOR	FOR
					KARL F. KURZ	I	YES	FOR	FOR
					JAMES H. LYTAL	I	YES	FOR	FOR
					WILLIAM J. MCADAM	I	YES	FOR	FOR
					THOMAS R. MCDANIEL	I	YES	FOR	FOR

				2	TO APPROVE:	I	YES	FOR	FOR
ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

				3	TO SELECT:	I	YES	I YEAR	FOR
ON A NON-BINDING ADVISORY BASIS, THE FREQUENCY OF FUTURE STOCKHOLDER ADVISORY VOTES ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

				4	RATIFICATION OF:	I	YES	FOR	FOR
GRANT THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017.

				5	TO APPROVE:	I	YES	FOR	FOR
AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO AUTHORIZE 4,000,000 SHARES OF PREFERRED STOCK.

BUCKEYE PARTNERS, L.P.	BLP	118230101	06/06/17	1	DIRECTOR:	I	YES	FOR	FOR
BARBARA J. DUGANIER
JOSEPH A. LASALA, JR
LARRY C. PAYNE
MARTIN A. WHITE

				2	THE APPROVAL OF:	I	YES	FOR	FOR
THE AMENDMENTS TO THE BUCKEYE PARTNERS, L.P. 2013 LONG-TERM INCENTIVE PLAN, AS DESCRIBED IN OUR PROXY STATEMENT.

				3	THE RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS, L.P.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2017.

				4	THE APPROVAL:	I	YES	FOR	FOR
IN AN ADVISORY VOTE, OF THE COMPENSATION OF BUCKEYE'S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN OUR PROXY STATEMENT PURSUANT TO ITEM 402 OF REGULATION S-K.

				5	THE VOTE:	I	YES	1 YEAR	FOR
ON AN ADVISORY BASIS, ON THE FREQUENCY OF THE ADVISORY VOTE ON THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.